Commitments And Contingencies (Environmental Remediation Contingencies) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
Amount of environmental loss accrual expected to be recovered	$ 548
Eligible Resident Households For Voluntary Program	350
Utility Undiscounted Future Costs	1,600
Pacific Gas And Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Utility Undiscounted future costs	910	785
Hinkley Natural Gas Compressor Station [Member]
Long-term Purchase Commitment [Line Items]
Utility Undiscounted future costs	$ 226	$ 149